Income Taxes (Components of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of Income Tax Expense:
Current income tax expense	$ 12,062	$ 10,724	$ 403
Deferred income tax expense (benefit)	(683)	150	60
Total income tax expense	$ 11,379	$ 10,874	$ 463